Average Annual Total Returns - FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO - FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO - Fidelity SAI Sustainable U.S. Equity Fund
	Jul. 30, 2024
Fidelity SAI Sustainable U.S. Equity Fund | Return Before Taxes
Average Annual Return:
Past 1 year	24.99%
Since Inception	5.60%	[1]
Fidelity SAI Sustainable U.S. Equity Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	24.85%
Since Inception	5.44%	[1]
Fidelity SAI Sustainable U.S. Equity Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	14.89%
Since Inception	4.27%	[1]
RS003
Average Annual Return:
Past 1 year	25.96%
Since Inception	6.15%
IXWX9
Average Annual Return:
Past 1 year	27.82%
Since Inception	7.44%

[1]	A From April 14, 2022 .